Significant Accounting Policies (Schedule Of Property And Equipment Useful Lives) (Details)	12 Months Ended
Dec. 31, 2021
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Minimum [Member] | Manufacturing And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum [Member] | Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum [Member] | Manufacturing And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Maximum [Member] | Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years